Cover	May 26, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is filed as an amendment (the “Amendment”) to the Current Report on Form 8-K filed by Johnson Outdoors Inc (the “Company”) on May 26, 2022 (the “Original Current Report”). It has come to the Company’s attention that due to an error by the Company’s financial printer, the incorrect press release was attached as Exhibit 99.1 to the Original Current Report. This Amendment is being filed solely to correct the press release. The original press release was publicly filed and already made available on the Company’s website as of the date of the filing of the Original Current Report. The text of the Original Form 8-K remains unchanged and is set forth below.
Document Period End Date	May 26, 2022
Entity File Number	0-16255
Entity Registrant Name	Johnson Outdoors Inc.
Entity Central Index Key	0000788329
Entity Tax Identification Number	39-1536083
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	555 Main Street
Entity Address, City or Town	Racine
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53403
City Area Code	(262)
Local Phone Number	631-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $.05 par value per share
Trading Symbol	JOUT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false